Dispositions and Discontinued Operations Rental Revenue, Disposal Group (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Future Minimum Rent Payments [Line Items]
2013	$ 108,792
2014	94,567
2015	89,261
2016	83,158
2017	80,771
Thereafter	368,308
Total	824,857
US Bank Tower and Plaza Las Fuentes [Domain]
Schedule of Future Minimum Rent Payments [Line Items]
2013	22,770
2014	22,776
2015	19,369
2016	15,033
2017	13,359
Thereafter	21,982
Total	$ 115,289